UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23631

Tactical Investment Series Trust

(Exact name of registrant as specified in charter)

11726 Seven Gables Road, Cincinnati, OH	45249
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

1675 South State Street

Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With Copies To:

Bo J. Howell	Keith Schmidt
FinTech Law, LLC	Tactical Fund Advisors, LLC
6224 Turpin Hills Dr.	11726 Seven Gables Road
Cincinnati, Ohio 45244	Cincinnati, Ohio 45249

Registrant’s telephone number, including area code: (513) 984-9933

Date of fiscal year end: 12/31/2024

Date of reporting period: 12/31/2024

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Tactical Investment Series Trust (the “registrant”), for the year ended December 31, 2024 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

TFA Tactical Income Fund Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2024 TFA Tactical Income Fund Class I (TFAZX) (Unaudited)

This annual report to shareholders contains important information of the TFA Tactical Income Fund (the “Fund”) for the year ended December 31, 2024. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$212	2.11%

How has the Fund performed?

TFA Tactical Income Fund
Growth of $10,000 Investment

TFA Tactical Income Fund - Class I
Bloomberg Barclays U.S. Aggregate Bond Index
$12,000
$11,000
$10,000
$9,000
$8,000
6/10/2019
12/31/2019
6/30/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
6/30/2023
12/31/2023
6/30/2024
12/31/2024

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
TFA Tactical Income Fund Class I	0.78%	(0.26)%	0.57%
Bloomberg Barclays U.S. Aggregate Bond Index	1.25%	(0.33)%	0.34%

(a)	The Fund commenced operation on June 10, 2019.

The above line graph shows the value of a hypothetical $10,000 investment in the Fund’s Class I shares versus the Bloomberg Barclays U.S. Aggregate Bond Index, the Income Fund’s regulatory benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Fund’s portfolio. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

How did the Fund perform last year?

The Fund’s +0.78% return for the year underperformed the +1.25% return of the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. Although, the Fund remains ahead of the index since inception.

What factors influenced performance during the past year?

The underperformance of the Fund versus its benchmark in 2024 can be attributed to the volatile and rotational nature of bond market sectors during the year, which produced whipsaw allocations. The bond market struggled during much of 2024 with the Fed’s anticipated path as well as ongoing elevated levels of inflation.

TFA Tactical Income Fund Tailored Shareholder Report

What are some Fund statistics?

Fund Statistics

Total Net Assets	$26,505,175
Number of Portfolio Holdings	25
Investment Advisory Fees Paid	$267,774
Portfolio Turnover Rate	537.33%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
SPDR Bloomberg High Yield Bond ETF	14.88
SPDR Bloomberg Convertible Securities ETF	12.69
ProShares High Yield-Interest Rate Hedged ETF	10.64
FolioBeyond Alternative Income and Interest Rate Hedge ETF	7.47
ProShares UltraShort 20+ Year Treasury	5.04
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	4.91
iShares Core U.S. Aggregate Bond ETF	3.73
Invesco Senior Loan ETF	3.67
SPDR Bloomberg Short Term High Yield Bond ETF	3.59
Virtus Private Credit Strategy ETF	3.52

How has the Fund changed?

Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024. Former independent trustee Mathew Brennan retired, effective December 31, 2024. The Board of Trustees appointed Vivek K. Sarin as a new independent trustee, effective January 1, 2025. The new independent trustees were also approved by shareholders at a Special Meeting of Shareholders of the Trust held on February 7, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

Tactical Growth Allocation Fund Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2024 Tactical Growth Allocation Fund Class I (TFAFX)

This annual report to shareholders contains important information of the Tactical Growth Allocation Fund (the “Fund”) for the year ended December 31, 2024. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$232	2.11%

How has the Fund performed?

(a)	The Fund commenced operation on June 10, 2019.

The above line graph shows the value of a hypothetical $10,000 investment in the Fund’s Class I shares versus the Wilshire Liquid Alternative IndexSM and the Morningstar Moderately Aggressive Target Risk Total Return USD Index, the Fund’s regulatory benchmarks. The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative IndexSM (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). The Morningstar Moderately Aggressive Target Risk Total Return USD Index seeks approximately 80% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

How did the Fund perform last year?

The Fund’s +20.19% return for the year overperformed the +4.44% return of the Wilshire Liquid Alternatives IndexSM as well as the +10.66% return of the Morningstar Moderately Aggressive Target Risk Total Return USD Index.

What factors influenced performance during the past year?

The primary reason for the overperformance versus the benchmarks was the Fund’s allocation to U.S. equities and more specifically, large-capitalization indices. The stock market (S&P 500) enjoyed a strong finish to calendar year 2024 on the back of expectations for pro-growth policies, an economy on solid footing, and the Fed continuing to cut interest rates. The S&P 500 Total Return Index returned +25.02% for the calendar year. This marked the second consecutive year the blue-chip index logged a return greater than 20%, which is something that hadn’t happened since the late-1990s.

Tactical Growth Allocation Fund
Growth of $10,000 Investment

Tactical Growth Allocation Fund - Class I
Morningstar Mod Agg Target Risk TR USD Index
Wilshire Liquid Alternative IndexSM
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
6/10/2019
12/31/2019
6/30/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
6/30/2023
12/31/2023
6/30/2024
12/31/2024

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
Tactical Growth Allocation Fund Class I	20.19%	6.45%	6.51%
Wilshire Liquid Alternative IndexSM	4.44%	2.49%	2.74%
Morningstar Mod Agg Target Risk TR USD Index	10.66%	7.02%	8.06%

Tactical Growth Allocation Fund Tailored Shareholder Report

What are some Fund statistics?

Fund Statistics

Total Net Assets	$35,545,664
Number of Portfolio Holdings	82
Investment Advisory Fees Paid	$321,194
Portfolio Turnover Rate	288.55%

What did the Fund invest in?

How has the Fund changed?

Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024. Former independent trustee Mathew Brennan retired, effective December 31, 2024. The Board of Trustees appointed Vivek K. Sarin as a new independent trustee, effective January 1, 2025. The new independent trustees were also approved by shareholders at a Special Meeting of Shareholders of the Trust held on February 7, 2025.

During the year, the Fund changed its primary benchmark from the Wilshire Liquid Alternative Index SM to the Morningstar Moderately Aggressive Target Risk Total Return USD Index as it is more aligned with the Fund’s investment strategies, holdings and risk characteristics.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

Sector Allocation (as a % of Portfolio)

Equity Funds, 45.10%
Asset Allocation Funds, 22.43%
Debt Funds, 10.68%
Cash and Cash Equivalents, 4.88%
Information Technology, 4.52%
Consumer Discretionary, 2.52%
Healthcare, 2.09%
Communication Services, 1.88%
Consumer Staples, 1.48%
Alternative Fund, 1.32%
Industrials, 1.27%
Financials, 1.06%
Energy, 0.57%
Commodity Funds, 0.20%

Top Ten Holdings (as a % of Net Assets)
HCM Defender 100 Index ETF	7.63
Direxion HCM Tactical Enhanced U.S. ETF	6.98
HCM Defender 500 Index ETF	6.78
Invesco QQQ Trust Series 1	6.62
Vanguard Total Stock Market ETF	5.71
Invesco S&P 500 Equal Weight ETF	5.13
First American Treasury Obligations Fund	4.71
SPDR Bloomberg 1-3 Month T-Bill ETF	4.39
ProShares Ultra QQQ	4.11
ProShares Ultra S&P 500	4.06

TFA Quantitative Fund Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2024 TFA Quantitative Fund Class I (TFAQX) (Unaudited)

This annual report to shareholders contains important information of the TFA Quantitative Fund (the “Fund”) for the year ended December 31, 2024. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$232	2.09%

How has the Fund performed?

TFA Quantitative Fund
Growth of $10,000 Investment

TFA Quantitative Fund - Class I
S&P 500® Total Return Index
Wilshire Liquid Alternative Index℠
Morningstar Agg Target Risk TR USD Index
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
5/18/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
6/30/2023
12/31/2023
6/30/2024
12/31/2024

Average Annual Total Returns

	1 Year	Since Inception (a)
TFA Quantitative Fund Class I	22.12%	8.82%
S&P 500® Total Return Index	25.02%	17.86%
Wilshire Liquid Alternative IndexSM	4.44%	3.99%
Morningstar Agg Target Risk TR USD Index	12.50%	12.71%

(a)	The Fund commenced operation on May 18, 2020.

The above line graph shows the value of a hypothetical $10,000 investment in the Fund’s Class I shares versus the S&P 500® Total Return Index, the Wilshire Liquid Alternative Index, and the Morningstar Aggressive Target Risk Total Return USD Index, the Fund’s regulatory benchmarks. The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). The Morningstar Aggressive Target Risk Total Return USD Index seeks approximately 95% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

How did the Fund perform last year?

The Fund’s +22.12% return for 2024 overperformed the +12.50% return of the Morningstar Aggressive Target Risk Total Return USD Index and the +4.44% return of the Wilshire Liquid Alternatives IndexSM while slightly underperforming the +25.02% return of the S&P 500® Total Return Index.

What factors influenced performance during the past year?

The primary reason for the outperformance versus the Morningstar Aggressive Target Risk Total Return USD Index and the Wilshire Liquid Alternatives IndexSM was the Fund’s overweight exposure to the NASDAQ 100 Index and the large-capitalization technology sector. The primary reason for the underperformance versus the S&P 500® Total Return Index was the fact that the fund was whipsawed by modest pullbacks in the market during the year. The stock market (S&P 500) enjoyed a strong finish to calendar year 2024 on the back of expectations for pro-growth policies, an economy on solid footing, and the Fed continuing to cut interest rates. This marked the second consecutive year the blue-chip index logged a return greater than 20%, which is something that hadn’t happened since the late-1990s. The NASDAQ Composite was the best performing major index, benefiting from its focus on large-capitalization technology and artificial intelligence stocks.

TFA Quantitative Fund Tailored Shareholder Report

What are some Fund statistics?

Fund Statistics

Total Net Assets	$58,527,291
Number of Portfolio Holdings	33
Investment Advisory Fees Paid	$708,135
Portfolio Turnover Rate	316.03%

How has the Fund changed?

Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024. Former independent trustee Mathew Brennan retired, effective December 31, 2024. The Board of Trustees appointed Vivek K. Sarin as a new independent trustee, effective January 1, 2025. The new independent trustees were also approved by shareholders at a Special Meeting of Shareholders of the Trust held on February 7, 2025.

During the year, the Fund replaced both of its benchmarks, the Wilshire Liquid Alternative IndexSM and the S&P 500® Total Return Index, with the Morningstar Aggressive Target Risk Total Return USD Index as it is more aligned with the Fund’s investment strategies, holdings and risk characteristics.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
First American Treasury Obligations Fund	10.99
ProShares Ultra QQQ	9.88
Invesco QQQ Trust Series 1	7.54
HCM Defender 500 Index ETF	7.19
Direxion HCM Tactical Enhanced U.S. ETF	7.14
HCM Defender 100 Index ETF	7.11
iShares U.S. Technology ETF	6.55
Vanguard Total Stock Market ETF	6.44
ProShares Ultra S&P 500	6.26
Invesco S&P 500 Equal Weight ETF	6.26

TFA AlphaGen Growth Fund Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT December 31, 2024 TFA AlphaGen Growth Fund Class I (TFAGX) (Unaudited)

This annual report to shareholders contains important information of the TFA AlphaGen Growth Fund (the “Fund”) for the year ended December 31, 2024. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$231	2.11%

How has the Fund performed?

TFA AlphaGen Growth Fund
Growth of $10,000 Investment

TFA AlphaGen Growth Fund - Class I
S&P 500® Total Return Index
S&P Target Risk Growth Total Return Index
Morningstar Agg Target Risk TR USD Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
8/23/2021
9/30/2021
12/31/2021
6/30/2022
9/30/2022
12/31/2022
6/30/2023
9/30/2023
12/31/2023
6/30/2024
12/31/2024

Average Annual Total Returns

	1 Year	Since Inception (a)
TFA AlphaGen Growh Fund Class I	19.23%	3.74%
S&P 500® Total Return Index	25.02%	10.12%
S&P Target Risk Growth Total Return Index	10.73%	2.99%
Morningstar Agg Target Risk TR USD Index	12.50%	4.38%

(a)	The Fund commenced operation on August 23, 2021.

The above line graph shows the value of a hypothetical $10,000 investment in the Fund’s Class I shares versus the S&P 500® Total Return Index, the S&P Target Risk Growth Total Return Index, and the Morningstar Aggressive Target Risk Total Return USD index, the Fund’s regulatory benchmarks. The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. The S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. The Morningstar Aggressive Target Risk Total Return USD Index seeks approximately 95% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. Investors cannot invest directly in an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

How did the Fund perform last year?

The Fund’s +19.23% return for the year ended December 31, 2024, outperformed the +10.73% return for the benchmark S&P Target Risk Growth Index and the +12.50% return of the Morningstar Aggressive Target Risk Total Return USD Index, while the Fund underperformed the +25.02% return of the S&P 500® Index.

What factors influenced performance during the past year?

The outperformance of both the S&P Target Risk Growth Index and Morningstar Aggressive Target Risk Total Return USD Index can be attributed primarily to the Fund’s focus on longer-term holding strategies, individual stock selection targeting Artificial Intelligence issues, and enhanced exposure to the US large-capitalization technology sector. The underperformance versus the S&P 500 Index® can be attributed to the Fund’s slightly defensive posture to begin the year.

TFA AlphaGen Growth Fund Tailored Shareholder Report

What are some Fund statistics?

Fund Statistics

Total Net Assets	$42,868,428
Number of Portfolio Holdings	40
Investment Advisory Fees Paid	$481,453
Portfolio Turnover Rate	431.58%

What did the Fund invest in?

How has the Fund changed?

Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024. Former independent trustee Mathew Brennan retired, effective December 31, 2024. The Board of Trustees appointed Vivek K. Sarin as a new independent trustee, effective January 1, 2025. The new independent trustees were also approved by shareholders at a Special Meeting of Shareholders of the Trust held on February 7, 2025.

During the year, the Fund changed its benchmark from the S&P Target Risk Growth Total Return Index to the Morningstar Aggressive Target Risk Total Return USD Index as it is more aligned with the Fund’s investment strategies, holdings and risk characteristics.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
Vanguard Total Stock Market ETF	14.33
ProShares Ultra QQQ	11.97
Invesco S&P 500 Equal Weight ETF	9.44
ProShares Ultra S&P 500	9.15
SPDR Bloomberg 1-3 Month T-Bill ETF	4.93
iShares MSCI USA Min Vol Factor ETF	4.14
Financial Select Sector SPDR Fund	3.20
First American Treasury Obligations Fund	3.06
FT Vest Laddered Buffered ETF	2.97
Industrial Select Sector SPDR Fund	2.52

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Michael Jones serves on its audit committee as the “audit committee financial expert” as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $54,400 with respect to the registrant’s fiscal year ended December 31, 2024 and $50,000 with respect to the registrant’s fiscal year ended December 31, 2023. The December 31, 2023 and December 31, 2024 audit fees were paid to Cohen and Company.

(b)	Audit-Related Fees. There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $12,400 with respect to the registrant’s fiscal year ended December 31, 2024 and $12,400 with respect to the registrant’s fiscal year ended December 31, 2023. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns. The December 31, 2024 and the December 31, 2023 tax fees were paid to Cohen and Company.

(d)

All Other Fees. The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended December 31, 2024 and $0 for the fiscal year ended December 31, 2023.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

f)

Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the for the fiscal year ended December 31, 2024 and the fiscal year ended December 31, 2023, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in annual financial statements and additional information filed under item 7 of this form.

ITEM 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

TFA Tactical Income Fund

Class I: TFAZX

Tactical Growth Allocation Fund

Class I: TFAFX

TFA Quantitative Fund

Class I: TFAQX

TFA AlphaGen Growth Fund

Class I: TFAGX

TACTICAL INVESTMENT SERIES TRUST

Annual Financial Statements and
Additional Information

December 31, 2024

1-833-974-3787

www.tfafunds.com

IMPORTANT NOTE: The SEC adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the Funds. Certain information previously included in the Reports, including the Funds’ financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Other Information, delivered free of charge, and filed with the SEC.

Tactical Funds

Table of Contents
DECEMBER 31, 2024 (UNAUDITED)

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 98.09%

Asset Allocation Fund - 12.69%
43,191	SPDR Bloomberg Convertible Securities ETF	$3,364,147

Commodity Fund - 1.53%
1,670	SPDR Gold Shares (a)	404,357

Debt Funds - 65.60%
47,484	First Trust Institutional Preferred Securities and Income ETF	887,951
54,100	FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	1,980,060
46,200	Invesco Senior Loan ETF (b)	973,434
8,700	Invesco Ultra Short Duration ETF	435,957
6,100	iShares 20+ Year Treasury Bond ETF	532,713
4,600	iShares 7-10 Year Treasury Bond ETF (b)	425,270
10,200	iShares Core U.S. Aggregate Bond ETF (b)	988,380
3,200	iShares iBoxx $ Investment Grade Corporate Bond ETF	341,888
9,621	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	901,295
43,037	ProShares High Yield-Interest Rate Hedged ETF	2,820,778
36,500	ProShares UltraShort 20+ Year Treasury	1,336,630
9,500	SPDR Bloomberg 1-3 Month T-Bill ETF	868,585
41,300	SPDR Bloomberg High Yield Bond ETF	3,942,911
37,700	SPDR Bloomberg Short Term High Yield Bond ETF (b)	951,925
		17,387,777
Equity Fund - 18.27%
45,200	Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	1,300,404
3,500	Invesco S&P 500 Equal Weight ETF	613,305
8,400	iShares Mortgage Real Estate ETF	179,340
2,340	ProShares Ultra QQQ	253,282
7,200	ProShares Ultra S&P 500	666,072
3,100	Vanguard Total Stock Market ETF	898,411
42,900	Virtus Private Credit Strategy ETF	933,079
		4,843,893

TOTAL EXCHANGE-TRADED FUNDS (Cost $25,773,051)		26,000,174

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

Shares		Value

SHORT-TERM INVESTMENTS - 2.01%
58,539	Fidelity Government Portfolio - Institutional Class, 4.38% (b) (c)	$58,539
473,745	First American Treasury Obligations Fund - Institutional Class, 4.40% (c)	473,745

SHORT-TERM INVESTMENTS (Cost $532,284)		532,284

INVESTMENTS AT VALUE (Cost $26,305,335) - 100.10%		$26,532,458

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.10%)		(27,283)

NET ASSETS - 100.00%		$26,505,175

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at December 31, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipts

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 15.38%

Auto Manufacturers - 0.83%
732	Tesla, Inc. (a)	$295,611

Beverages - 1.48%
8,417	Coca-Cola Co.	524,042

Biotechnology - 0.64%
2,453	Gilead Sciences, Inc.	226,584

Computers - 2.81%
2,191	Apple, Inc.	548,670
1,513	Leidos Holdings, Inc.	217,963
2,512	Parsons Corp. (a)	231,732
		998,365
Diversified Financial Services - 1.06%
1,190	Visa, Inc. - Class A	376,088

Internet - 3.57%
2,145	Alphabet, Inc. - Class A	406,048
1,874	Amazon.com, Inc. (a)	411,137
448	Meta Platforms, Inc. - Class A	262,308
1,958	PDD Holdings, Inc. - ADR (a) - Ireland	189,906
		1,269,399
Oil & Gas Services - 0.57%
5,323	Schlumberger NV	204,084

Pharmaceuticals - 1.45%
1,287	Cencora, Inc.	289,163
4,486	Corcept Therapeutics, Inc. (a)	226,050
		515,213
Semiconductors - 1.31%
3,476	NVIDIA Corp.	466,792

Software - 1.66%
401	Agilysys, Inc. (a)	52,816
1,276	Microsoft Corp.	537,834
		590,650
TOTAL COMMON STOCK (Cost $4,841,741)		5,466,828

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 79.67%

Alternative Fund - 1.31%
7,100	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	467,251

Asset Allocation Funds - 22.42%
68,769	Direxion HCM Tactical Enhanced U.S. ETF	2,481,633
40,476	HCM Defender 100 Index ETF	2,713,106
46,260	HCM Defender 500 Index ETF	2,408,758
4,686	SPDR Bloomberg Convertible Securities ETF	364,993
		7,968,490
Commodity Funds - 0.20%
290	SPDR Gold Shares (a)	70,218

Debt Funds - 10.67%
2,139	First Trust Enhanced Short Maturity ETF	$127,848
19,708	First Trust Institutional Preferred Securities and Income ETF	368,540
8,400	FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	307,440
14,300	Invesco Senior Loan ETF	301,301
850	iShares 20+ Year Treasury Bond ETF	74,230
3,994	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	374,158
5,619	ProShares High Yield-Interest Rate Hedged ETF	368,287
17,082	SPDR Bloomberg 1-3 Month T-Bill ETF	1,561,807
10,900	SPDR Bloomberg Short Term High Yield Bond ETF	275,225
500	Vanguard Total Bond Market ETF	35,955
		3,794,791
Equity Funds - 45.07%
413	American Century Focused Dynamic Growth ETF (a)	42,894
1,092	ARK Fintech Innovation ETF (a)	40,459
3,580	Communication Services Select Sector SPDR Fund	346,580
182	Consumer Discretionary Select Sector SPDR Fund	40,832
1,280	Energy Select Sector SPDR Fund	109,645
8,900	Financial Select Sector SPDR Fund (b)	430,137
359	First Trust Cloud Computing ETF (a)	42,764
226	FlexShares STOXX U.S. ESG Select Index Fund	31,139
22,600	FT Vest Laddered Buffer ETF (a) (b)	688,622

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 79.67% (continued)

3,647	FT Vest U.S. Equity Moderate Buffer ETF - August (a)	128,663
3,290	Industrial Select Sector SPDR Fund	433,490
3,800	Innovator Growth 100 Power Buffer ETF - April (a) (b)	191,493
4,000	Innovator Growth 100 Power Buffer ETF - January (a) (b)	192,360
3,000	Innovator Growth 100 Power Buffer ETF - July (a) (b)	188,340
3,700	Innovator Growth-100 Power Buffer ETF- October (a) (b)	189,962
2,700	Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	92,184
2,800	Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	95,496
3,700	Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	106,449
3,000	Innovator U.S. Equity Accelerated 9 Buffer ETF-October (a) (b)	90,570
8,600	Innovator U.S. Equity Accelerated ETF - Quarterly (a)	313,365
3,690	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	184,352
4,603	Invesco QQQ Trust Series 1	2,353,192
10,400	Invesco S&P 500 Equal Weight ETF	1,822,392
300	iShares Core S&P 500 ETF	176,604
2,900	iShares Core S&P Mid-Cap ETF	180,699
2,760	iShares Mortgage Real Estate ETF	58,926
7,250	iShares MSCI USA Min Vol Factor ETF	643,727
560	iShares MSCI USA Quality GARP ETF	31,500
210	iShares Russell Top 200 Growth ETF	49,407
109	iShares S&P 100 ETF	31,485
570	iShares Semiconductor ETF	122,829
1,650	iShares U.S. Financials ETF	182,457
950	iShares U.S. Home Construction ETF	98,220
880	iShares U.S. Technology ETF	140,378
692	Motley Fool 100 Index ETF	41,603
13,500	ProShares Ultra QQQ	1,461,240
15,600	ProShares Ultra S&P500	1,443,156
721	Renaissance IPO ETF	31,415
3,100	SPDR Portfolio Developed World ex-U.S. ETF	105,803
2,090	SPDR Portfolio Emerging Markets ETF	80,193
2,800	SPDR Portfolio S&P 500 Growth ETF	246,120
1,470	Technology Select Sector SPDR Fund (b)	341,804
440	Vanguard Growth ETF (b)	180,594
60	Vanguard Information Technology ETF	37,308

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 79.67% (continued)

400	Vanguard Russell 1000 Growth ETF	$41,320
7,000	Vanguard Total Stock Market ETF (b)	2,028,670
640	Vanguard Value ETF (b)	108,352
		16,019,190

TOTAL EXCHANGE-TRADED FUNDS (Cost $25,442,892)		$28,319,940

SHORT-TERM INVESTMENTS - 4.88%
58,189	Fidelity Government Portfolio - Institutional Class, 4.38% (b) (c)	58,189
1,675,759	First American Treasury Obligations Fund - Institutional Class, 4.40% (c)	1,675,759

SHORT-TERM INVESTMENTS (Cost $1,733,948)		1,733,948

INVESTMENTS AT VALUE (Cost $32,018,581) - 99.93%		$35,520,716

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.07%		24,948

NET ASSETS - 100.00%		$35,545,664

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at December 31, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FT - First Trust

HCM - Howard Capital Management

NV - Naamloze Vennootschap (Dutch Public Company)

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipts

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 88.81%

Alternative Fund - 1.43%
12,700	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	$835,787

Asset Allocation Funds - 21.44%
115,774	Direxion HCM Tactical Enhanced U.S. ETF	4,177,878
62,048	HCM Defender 100 Index ETF	4,159,077
80,852	HCM Defender 500 Index ETF	4,209,964
		12,546,919
Debt Fund - 3.80%
24,300	SPDR Bloomberg 1-3 Month T-Bill ETF	2,221,749

Equity Funds - 62.14%
2,360	Financial Select Sector SPDR Fund	114,059
87,000	FT Vest Laddered Buffer ETF (a) (b)	2,650,890
8,500	Innovator Growth 100 Power Buffer ETF - April (a) (b)	428,340
8,900	Innovator Growth 100 Power Buffer ETF - January (a) (b)	428,001
6,700	Innovator Growth 100 Power Buffer ETF - July (a) (b)	420,626
8,100	Innovator Growth 100 Power Buffer ETF - October (a) (b)	415,864
6,200	Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	211,456
7,200	Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	207,144
6,100	Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	208,267
6,700	Innovator U.S .Equity Accelerated 9 Buffer ETF - October (a) (b)	202,273
52,100	Innovator U.S. Equity Accelerated ETF - Quarterly (a)	1,898,409
13,000	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	649,480
8,633	Invesco QQQ Trust Series 1	4,413,449
20,900	Invesco S&P 500 Equal Weight ETF	3,662,307
13,700	iShares MSCI USA Min Vol Factor ETF	1,216,423
830	iShares Russell Top 200 Growth ETF	195,274
2,050	iShares Semiconductor ETF	441,754
5,660	iShares U.S. Financials ETF	625,883
3,430	iShares U.S. Home Construction ETF	354,628
24,015	iShares U.S. Technology ETF	3,830,873
53,400	ProShares Ultra QQQ (b)	5,780,016
39,600	ProShares Ultra S&P 500	3,663,396

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 88.81% (continued)

510	SPDR S&P Homebuilders ETF	$53,295
1,480	Technology Select Sector SPDR Fund (b)	344,130
300	Vanguard Information Technology ETF	186,540
13,000	Vanguard Total Stock Market ETF (b)	3,767,530
		36,370,307

TOTAL EXCHANGE-TRADED FUNDS (Cost $45,171,811)		51,974,762

SHORT-TERM INVESTMENTS - 11.12%
80,680	Fidelity Government Portfolio - Institutional Class, 4.38% (b) (c)	80,680
6,428,710	First American Treasury Obligations Fund - Institutional Class, 4.40% (c)	6,428,710

SHORT-TERM INVESTMENTS (Cost $6,509,390)		6,509,390

INVESTMENTS AT VALUE (Cost $51,681,201) - 99.93%		$58,484,152

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.07%		43,139

NET ASSETS - 100.00%		$58,527,291

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at December 31, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

HCM - Howard Capital Management

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipts

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 14.27%

Auto Manufacturers - 0.68%
720	Tesla, Inc. (a)	$290,765

Computers - 1.14%
1,950	Apple, Inc.	488,319

Electric - 0.85%
17,200	Oklo, Inc. (a)	365,156

Internet - 5.58%
3,400	Alphabet, Inc. - Class A	643,620
2,170	Amazon.com, Inc. (a)	476,076
1,950	DoorDash, Inc. - Class A (a)	327,112
1,070	Meta Platforms, Inc. - Class A	626,496
8,600	Robinhood Markets, Inc. - Class A (a)	320,436
		2,393,740
Retail - 0.71%
330	Costco Wholesale Corp.	302,369

Semiconductors - 2.31%
1,440	Broadcom, Inc.	333,850
4,900	NVIDIA Corp.	658,021
		991,871
Software - 3.00%
1,470	Microsoft Corp.	619,605
8,800	Palantir Technologies, Inc. - Class A (a)	665,544
		1,285,149

TOTAL COMMON STOCK (Cost $6,113,347)		6,117,369

EXCHANGE-TRADED FUNDS - 82.56%

Commodity Fund - 0.35%
630	SPDR Gold Shares (a)	152,542

Debt Funds - 4.93%
23,100	SPDR Bloomberg 1-3 Month T-Bill ETF	2,112,033

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 82.56% (continued)

Equity Funds - 77.28%
9,100	Communication Services Select Sector SPDR Fund	$880,971
3,200	Energy Select Sector SPDR Fund	274,112
28,400	Financial Select Sector SPDR Fund	1,372,572
41,800	FT Vest Laddered Buffer ETF (a) (b)	1,273,646
8,200	Industrial Select Sector SPDR Fund	1,080,432
29,600	Innovator U.S. Equity Accelerated ETF - Quarterly (a) (b)	1,078,559
17,400	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	869,304
23,100	Invesco S&P 500 Equal Weight ETF	4,047,813
710	iShares Core S&P 500 ETF	417,963
6,500	iShares Core S&P Mid-Cap ETF	405,015
20,000	iShares MSCI USA Min Vol Factor ETF	1,775,800
650	iShares Russell Top 200 Growth ETF	152,925
2,700	iShares Semiconductor ETF	581,823
7,700	iShares U.S. Financials ETF	851,466
4,800	iShares U.S. Home Construction ETF	496,272
5,200	iShares U.S. Technology ETF	829,504
47,400	ProShares Ultra QQQ	5,130,576
42,400	ProShares Ultra S&P500	3,922,424
200	SPDR S&P Homebuilders ETF	20,900
3,700	Technology Select Sector SPDR Fund (b)	860,324
1,030	Vanguard Growth ETF (b)	422,753
21,200	Vanguard Total Stock Market ETF (b)	6,143,972
1,410	Vanguard Value ETF (b)	238,713
		33,127,839

TOTAL EXCHANGE-TRADED FUNDS (Cost $34,340,026)		35,392,414

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

Shares		Value

SHORT-TERM INVESTMENTS - 3.10%
18,890	Fidelity Government Portfolio - Institutional Class, 4.38% (b) (c)	$18,890
1,311,879	First American Treasury Obligations Fund - Institutional Class, 4.40% (c)	1,311,879

SHORT-TERM INVESTMENTS (Cost $1,330,769)		1,330,769

INVESTMENTS AT VALUE (Cost $41,784,142) - 99.93%		$42,840,552

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.07%		27,876

NET ASSETS - 100.00%		$42,868,428

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day yield at December 31, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipts

Tactical Funds

Statements Of Assets And Liabilities
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
Assets:
Investment securities:
Securities at Cost	$26,305,335	$32,018,581
Securities at Value	26,532,458	35,520,716
Receivables:
Interest	6,323	7,317
Dividends	5,677	3,822
Fund shares sold	9,116	78,708
Prepaid expenses and other assets	4,531	4,865
Total assets	26,558,105	35,615,428

Liabilities:
Payables:
Fund shares redeemed	—	291
Due to Adviser	17,312	29,753
Due to administrator	10,593	11,360
Accrued Trustees fees	2,500	2,500
Accrued expenses	22,525	25,860
Total liabilities	52,930	69,764
Net Assets	$26,505,175	$35,545,664

Sources of Net Assets:
Paid-in capital	$32,351,235	$34,693,960
Total distributable earnings (accumulated deficit)	(5,846,060)	851,704
Total Net Assets	$26,505,175	$35,545,664

Class I Shares:
Net assets	$26,505,175	$35,545,664
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	3,237,929	3,062,050
Net Asset Value, Offering and Redemption Price Per Share	$8.19	$11.61

The accompanying notes are an integral part of these financial statements.

Tactical Funds

Statements Of Assets And Liabilities (CONTINUED)
DECEMBER 31, 2024

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
Assets:
Investment securities:
Securities at Cost	$51,681,201	$41,784,142
Securities at Value	58,484,152	42,840,552
Receivables:
Interest	24,675	10,005
Fund shares sold	121,741	97,837
Prepaid expenses and other assets	4,384	4,720
Total assets	58,634,952	42,953,114

Liabilities:
Payables:
Fund shares redeemed	432	362
Due to Adviser	65,538	45,371
Due to administrator	13,321	11,990
Accrued Trustees fees	2,500	2,500
Accrued expenses	25,870	24,463
Total liabilities	107,661	84,686
Net Assets	$58,527,291	$42,868,428

Sources of Net Assets:
Paid-in capital	$51,262,885	$42,683,272
Total distributable earnings	7,264,406	185,156
Total Net Assets	$58,527,291	$42,868,428

Class I Shares:
Net assets	$58,527,291	$42,868,428
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	5,249,629	3,904,061
Net Asset Value, Offering and Redemption Price Per Share	$11.15	$10.98

Tactical Funds

STATEMENTS OF OPERATIONS
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2024
Investment income:
Dividends	$1,071,359	$459,999
Interest	161,018	135,284
Total investment income	1,232,377	595,283

Expenses:
Management fees (Note 4)	360,856	406,625
Administration, accounting and transfer agent fees and expenses (Note 4)	127,544	130,444
Legal fees	37,399	37,399
Trustee fees and expenses	28,250	28,250
Non-12b-1 shareholder servicing expense (Note 5)	27,809	30,854
Custodian fees	22,834	22,926
Reports to shareholders	21,376	21,376
Compliance officer fees (Note 4)	21,231	21,231
Audit fees	16,700	16,700
Registration and filing fees	5,367	4,460
Miscellaneous	4,717	6,814
Pricing fees	3,803	16,020
Insurance	1,908	2,151
Total expenses	679,794	745,250
Less:
Fees waived by Adviser (Note 4)	(93,082)	(85,431)
Net expenses	586,712	659,819

Net investment income (loss)	645,665	(64,536)

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF OPERATIONS
DECEMBER 31, 2024

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2024
Realized and unrealized gain (loss):
Net realized gain on:
Unaffiliated investments	$473,629	$3,607,326
Net realized loss on trade error and reimbursement from affiliates (Note 4)	—	—
Net realized gain on investments	473,629	3,607,326

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,257,618)	2,065,343
Net change in unrealized appreciation (depreciation) on investments	(1,257,618)	2,065,343

Net realized and unrealized gain (loss) on investments	(783,989)	5,672,669

Net increase (decrease) in net assets resulting from operations	$(138,324)	$5,608,133

Tactical Funds

STATEMENTS OF OPERATIONS
DECEMBER 31, 2024

The accompanying notes are an integral part of these financial statements.

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2024
Investment income:
Dividends	$369,762	$338,449
Interest	367,773	334,246
Total investment income	737,535	672,695

Expenses:
Management fees (Note 4)	664,629	499,873
Administration, accounting and transfer agent fees and expenses (Note 4)	150,382	137,875
Non-12b-1 shareholder servicing expense (Note 5)	51,736	38,321
Legal fees	37,399	37,399
Trustee fees and expenses	28,250	28,250
Reports to shareholders	21,376	21,376
Compliance officer fees (Note 4)	21,231	21,231
Audit fees	16,700	16,700
Custodian fees	13,772	11,991
Miscellaneous	7,230	5,133
Pricing fees	6,831	4,868
Registration and filing fees	3,323	3,332
Insurance	2,216	2,099
Total expenses	1,025,075	828,448
Less:
Fees recouped (waived) by Adviser (Note 4)	43,506	(18,420)
Net expenses	1,068,581	810,028

Net investment loss	(331,046)	(137,333)

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF OPERATIONS
DECEMBER 31, 2024

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2024
Realized and unrealized gain:
Net realized gain on:
Unaffiliated investments	6,373,749	8,286,545
Net realized loss on trade error and reimbursement from affiliates (Note 4)	—	—
Net realized gain on investments	6,373,749	8,286,545

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,730,032	(1,537,719)
Net change in unrealized appreciation (depreciation) on investments	3,730,032	(1,537,719)

Net realized and unrealized gain on investments	10,103,781	6,748,826

Net increase in net assets resulting from operations	$9,772,735	$6,611,493

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (decrease) in net assets from:
Operations:
Net investment income	$645,665	$1,241,335
Net realized gain (loss) from investments	473,629	(3,572,450)
Net change in unrealized appreciation (depreciation) on investments	(1,257,618)	1,825,164
Net decrease in net assets resulting from operations	(138,324)	(505,951)

Distributions to shareholders: (Note 9)
From earnings	(628,998)	(1,248,445)
Total distributions	(628,998)	(1,248,445)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	7,676,565	27,671,375	(a)
Net asset value of shares issued in reinvestment of distributions:	628,851	1,248,063
Payments for shares redeemed:	(23,127,917)	(22,865,043	)(a)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(14,822,501)	6,054,395

Increase (decrease) in net assets	(15,589,823)	4,299,999

Net Assets:
Beginning of year	42,094,998	37,794,999

End of year	$26,505,175	$42,094,998

Capital share activity (Note 7):
Shares Sold	922,374	3,209,989	(a)
Shares Reinvested	76,596	149,648
Shares Redeemed	(2,820,653)	(2,698,706	)(a)
Net increase (decrease) in shares of beneficial interest outstanding	(1,821,683)	660,931

(a) On August 31, 2023, 334 Class A shares, valued at $2,805, were exchanged for 336 shares of Class I shares.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(64,536)	$32,924
Net realized gain from investments	3,607,326	2,264,737
Net change in unrealized appreciation on investments	2,065,343	3,044,423
Net increase in net assets resulting from operations	5,608,133	5,342,084

Distributions to shareholders: (Note 9)
From earnings	—	(52,181)
Total distributions	—	(52,181)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	11,515,876	5,054,861
Net asset value of shares issued in reinvestment of distributions:	—	52,160
Payments for shares redeemed:	(8,682,226)	(19,998,534)
Increase (decrease) in net assets from transactions in shares of beneficial interest	2,833,650	(14,891,513)

Increase (decrease) in net assets	8,441,783	(9,601,610)

Net Assets:
Beginning of year	27,103,881	36,705,491

End of year	$35,545,664	$27,103,881

Capital share activity (Note 7):
Shares Sold	1,067,105	570,694
Shares Reinvested	—	5,378
Shares Redeemed	(810,028)	(2,305,702)
Net increase (decrease) in shares of beneficial interest outstanding	257,077	(1,729,630)

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	TFA Quantitative Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(331,046)	$(34,615)
Net realized gain from investments	6,373,749	2,340,830
Net change in unrealized appreciation on investments	3,730,032	4,334,664
Net increase in net assets resulting from operations	9,772,735	6,640,879

Distributions to shareholders: (Note 9)
From earnings	—	(12,247)
Total distributions	—	(12,247)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	22,200,055	17,949,848
Net asset value of shares issued in reinvestment of distributions:	—	12,243
Payments for shares redeemed:	(13,566,750)	(15,209,066)
Increase in net assets from transactions in shares of beneficial interest	8,633,305	2,753,025

Increase in net assets	18,406,040	9,381,657

Net Assets:
Beginning of year	40,121,251	30,739,594

End of year	$58,527,291	$40,121,251

Capital share activity (Note 7):
Shares Sold	2,169,219	2,105,201
Shares Reinvested	—	1,337
Shares Redeemed	(1,314,178)	(1,859,911)
Net increase in shares of beneficial interest outstanding	855,041	246,627

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA AlphaGen Growth Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(137,333)	$74,050
Net realized gain from investments	8,286,545	2,257,434
Net change in unrealized appreciation (depreciation) on investments	(1,537,719)	3,552,790
Net increase in net assets resulting from operations	6,611,493	5,884,274

Distributions to shareholders: (Note 9)
From earnings	(4,321)	(73,279)
Total distributions	(4,321)	(73,279)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	15,233,724	5,246,937
Net asset value of shares issued in reinvestment of distributions:	4,321	73,279
Payments for shares redeemed:	(10,845,860)	(23,743,773)
Increase (decrease) in net assets from transactions in shares of beneficial interest	4,392,185	(18,423,557)

Increase (decrease) in net assets	10,999,357	(12,612,562)

Net Assets:
Beginning of year	31,869,071	44,481,633

End of year	$42,868,428	$31,869,071

Capital share activity (Note 7):
Shares Sold	1,501,117	626,116
Shares Reinvested	386	7,922
Shares Redeemed	(1,058,283)	(2,879,815)
Net increase (decrease) in shares of beneficial interest outstanding	443,220	(2,245,777)

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for each of the years indicated.

	TFA Tactical Income Fund
	Class I
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net Asset Value, Beginning of Year	$8.32	$8.59	$9.62		$10.59		$10.39

Investment Operations:
Net investment income (loss)*(d)(e)	0.19	0.23	0.09		(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments and options written	(0.12)	(0.25)	(1.04)		0.61		0.35
Total from investment operations	0.07	(0.02)	(0.95)		0.59		0.31

Distributions:
From net investment income	(0.20)	(0.25)	(0.07)		—		(0.01)
From net realized capital gains	—	—	(0.01)		(1.56)		(0.10)
Total distributions	(0.20)	(0.25)	(0.08)		(1.56)		(0.11)

Net Asset Value, End of Year	$8.19	$8.32	$8.59		$9.62		$10.59

Total Return**	0.78%	(0.20)%	(9.84)%		5.71	%(f)	2.99%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$26,505	$42,095	$37,791		$26,818		$31,535

Ratios of expenses to average net assets(e):
Before fees waived and expenses reimbursed	2.45%	2.05%	2.31	%(b)	2.21	%(a)(b)	2.30	%(a)(b)
After fees waived and expenses reimbursed	2.11%	2.02%	1.97	%(c)	1.92	%(a)(c)	1.89	%(a)(c)

Net investment income (loss)(d)(e)
Before fees waived and expenses reimbursed	1.99%	2.73%	0.70%		(0.47)%		(0.77)%
After fees waived and expenses reimbursed	2.33%	2.75%	1.04%		(0.18)%		(0.36)%

Portfolio turnover rate	537.33%	694.31%	730.54%		568.18%		1316.84%

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived a portion of its fees, total return would have been lower.

(a)Expenses include 0.09% and 0.15% of administrative fees which were voluntarily waived by the predecessor administrators for the years ended December 31, 2021 and December 31, 2020, respectively.

(b)Expenses before waivers (excluding interest expense of 0.00%, 0.00% and 0.01%) was 2.31%, 2.21% and 2.29% for the years ended 2022, 2021 and 2020, respectively.

(c)Expenses after waivers (excluding interest expense of 0.00%, 0.00% and 0.01%) was 1.97%, 1.92% and 1.88% for the years ended 2022, 2021 and 2020, respectively.

(d)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)Does not include expenses of the investment companies in which the Fund invests.

(f)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years indicated.

	Tactical Growth Allocation Fund
	Class I
	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net Asset Value, Beginning of Year	$9.66		$8.09		$11.05		$10.69		$10.37

Investment Operations:
Net investment income (loss)*(d)(e)	(0.02)		0.01		(0.05)		(0.09)		(0.05)
Net realized and unrealized gain (loss) on investments and options written	1.97		1.58		(2.61)		1.81	(g)	0.86
Total from investment operations	1.95		1.59		(2.66)		1.72		0.81

Distributions:
From net investment income	—		(0.02)		—		—		(0.00)
From net realized capital gains	—		—		(0.30)		(1.36)		(0.49)
Total distributions	—		(0.02)		(0.30)		(1.36)		(0.49)

Net Asset Value, End of Year	$11.61		$9.66		$8.09		$11.05		$10.69

Total Return**	20.19	%(i)	19.64	%(h)	(24.07)%		16.08	%(g)	7.87%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$35,546		$27,104		$36,705		$59,133		$50,372

Ratios of expenses to average net assets(e):
Before fees waived and expenses reimbursed	2.38%		2.36%		2.07	%(a)	1.95	%(a)(c)	2.18	%(a)(c)
After fees waived and expenses reimbursed	2.11%		2.06%		1.96	%(b)	1.91	%(b)(c)(f)	1.89	%(b)(c)

Net investment income (loss)(d)(e)
Before fees waived and expenses reimbursed	(0.48)%		(0.19)%		(0.63)%		(0.86)%		(0.82)%
After fees waived and expenses reimbursed	(0.21)%		0.11%		(0.52)%		(0.82)%		(0.54)%

Portfolio turnover rate	288.55%		400.62%		329.45%		381.43%		1548.86%

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived a portion of its fees, total return would have been lower.

(a)Expenses before waivers (excluding interest and dividend expense of 0.00%, 0.00% and 0.01%) was 2.07%, 1.95% and 2.17% for the years ended 2022, 2021 and 2020, respectively.

(b)Expenses after waivers (excluding interest and dividend expense of 0.00%, 0.00% and 0.01%) was 1.96%, 1.91% and 1.88% for the years ended 2022, 2021 and 2020, respectively.

(c)Expenses include 0.09% and 0.15% of administrative fees which were voluntarily waived by the predecessor administrators for the years/period ended December 31, 2021 and December 31, 2020, respectively.

(d)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)Does not include expenses of the investment companies in which the Fund invests.

(f)Includes recapture of 0.05% during the year.

(g)In 2021, 0.01% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 16.07%.

(h)In 2023, 0.00% of the Fund’s total return consists of voluntary reimbursements by the adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 19.64% (see Note 4).

(i)In 2024, 0.00% of the Fund’s total return consists of voluntary reimbursements by the adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 20.19% (see Note 4).

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or period indicated.

	TFA Quantitative Fund
	Class I
	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Period Ended December 31, 2020(a)
Net Asset Value, Beginning of Year/Period	$9.13		$7.41	$10.40	$11.29		$10.00

Investment Operations:
Net investment income loss*(d)(f)	(0.07)		(0.01)	(0.06)	(0.08)		(0.11)
Net realized and unrealized gain (loss) on investments	2.09		1.73	(2.55)	1.32	(e)	1.92
Total from investment operations	2.02		1.72	(2.61)	1.24		1.81

Distributions:
From net investment income	—		(0.00)+	—	—		—
From net realized capital gains	—		—	(0.38)	(2.13)		(0.52)
Total distributions	—		(0.00)	(0.38)	(2.13)		(0.52)

Net Asset Value, End of Year/Period	$11.15		$9.13	$7.41	$10.40		$11.29

Total Return**	22.12	%(i)	23.25%	(25.15)%	11.02	%(e)	18.13	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$58,527		$40,121	$30,740	$34,953		$41,414

Ratios of expenses to average net assets(f):
Before fees waived and expenses reimbursed/recouped	2.00%		2.30%	2.13%	1.96	%(g)	2.06	%(b)(g)
After fees waived and expenses reimbursed/recouped	2.09%		2.06%	1.98%	1.87	%(g)(h)	1.91	%(b)(g)

Net investment loss(d)(f)
Before fees waived and expenses reimbursed/recouped	(0.56)%		(0.36)%	(0.85)%	(0.73)%		(1.83	)%(b)
After fees waived and expenses reimbursed/recouped	(0.65)%		(0.11)%	(0.71)%	(0.64)%		(1.68	)%(b)

Portfolio turnover rate	316.03%		402.55%	700.74%	1238.51%		963.53	%(c)

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived/recouped a portion of its fees, total return would have been lower/higher.

+Amount calculated is less than $0.005 per share.

(a)For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b)Annualized.

(c)Not Annualized.

(d)Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)In 2021, 0.35% of the fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 10.67%.

(f)Does not include expenses of the investment companies in which the Fund invests.

(g)Expenses include 0.10%, and 0.15% of administrative fees which were voluntarily waived by the predecessor administrator during the year/period ended December 31, 2021 and December 31, 2020, respectively.

(h)Includes recapture of less than 0.005% during the year.

(i)In 2024, 0.00% of the Fund’s total return consists of voluntary reimbursements by the adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 22.12% (see Note 4).

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or period indicated.

	TFA AlphaGen Growth Fund
	Class I
	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021(a)
Net Asset Value, Beginning of Year/Period	$9.21		$7.79	$10.15	$10.00

Investment Operations:
Net investment income (loss)*(d)(e)	(0.04)		0.02	(0.03)	(0.00	)+
Net realized and unrealized gain (loss) on investments, options written and securities sold short	1.81		1.42	(2.14)	0.18
Total from investment operations	1.77		1.44	(2.17)	0.18

Distributions:
From net investment income	(0.00	)+	(0.02)	—	—
From net realized capital gains	—		—	(0.19)	(0.03)
Total distributions	(0.00)		(0.02)	(0.19)	(0.03)

Net Asset Value, End of Year/Period	$10.98		$9.21	$7.79	$10.15

Total Return**	19.23	%(g)	18.50%	(21.36)%	1.80	%(c)(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$42,868		$31,869	$44,482	$61,447

Ratios of expenses to average net assets(e):
Before fees waived and expenses reimbursed	2.15%		2.14%	1.93%	1.69	%(b)
After fees waived and expenses reimbursed	2.11%		2.05%	1.93%	1.69	%(b)

Net investment income (loss)(d)(e)
Before fees waived and expenses reimbursed	(0.40)%		0.12%	(0.33)%	(0.05	)%(b)
After fees waived and expenses reimbursed	(0.36)%		0.21%	(0.33)%	(0.05	)%(b)

Portfolio turnover rate	431.58%		538.39%	669.82%	304.56	%+

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived a portion of its fees, total return would have been lower.

+Amount calculated is less than $0.005 per share.

(a)For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.

(b)Annualized.

(c)Not Annualized.

(d)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)Does not include expenses of the investment companies in which the Fund invests.

(f)In 2021, 0.10% of the Fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 1.70%.

(g)In 2024, 0.00% of the Fund’s total return consists of voluntary reimbursements by the adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 19.23%. (see Note 4).

Tactical Funds

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024

1. ORGANIZATION

The TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Tactical Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). Each Fund commenced operations (excluding the AlphaGen Fund), on August 20, 2021, as a result of a reorganization in which each Fund assumed all of the assets and liabilities of its respective predecessor fund, as discussed in the Trust’s most recent Statement of Additional Information. Each Fund (except the AlphaGen Fund and Income Fund) has substantially similar investment strategies as its predecessor fund. Each Fund (including the Income Fund but excluding the AlphaGen Fund) has adopted the historical performance of its respective predecessor fund, including inception dates of June 10, 2019 for the Income Fund and Growth Fund and May 18, 2020 for the Quantitative Fund. The AlphaGen Fund commenced investment operations on August 23, 2021.

The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The sub-advisers to the Funds are as follows (each a “Sub-Adviser” and collectively the “Sub-Advisers”):

Fund	Sub-Adviser
Income Fund	Synergy Asset Management, LLC Heritage Capital Advisors, LLC
Growth Fund	Synergy Asset Management, LLC Heritage Capital Advisors, LLC Howard Capital Management, Inc.
Quantitative Fund	Heritage Capital Advisors, LLC Howard Capital Management, Inc.
AlphaGen Fund	Heritage Capital Advisors, LLC

Each Fund offers only Class I shares, which have no distribution fees.

The primary investment objective of each of the Funds is as follows:

Fund	Investment Objective
Income Fund	To provide high current income relative to the Fund’s benchmark, with a secondary objective of capital preservation.
Growth Fund	To provide capital appreciation.
Quantitative Fund	To provide capital appreciation.
AlphaGen Fund	To provide capital appreciation.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021, 2022, 2023) or expected to be taken on each Fund’s 2024 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

SHORT SALES: A Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend expense is recorded on the ex-dividend date and interest expense is accrued daily.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE VALUATION: Each Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets, are divided by the total number of shares, to determine the NAV of each share.

3. SECURITY VALUATIONS

Fair Value Pricing Policy

The SEC adopted Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”), which established an updated regulatory framework for registered investment company fair valuation practices. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board. The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Valuation Designee has determined that it will represent fair value.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange-traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price of valuation or NASDAQ Official Close Price. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering,

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by a Fund will not change.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of December 31, 2024, by major security type:

Income Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Exchange-Traded Funds*	$26,000,174	$—	$—	$26,000,174
Short-Term Investments	532,284	—	—	532,284
Total	$26,532,458	$ —	$ —	$26,532,458

Growth Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Common Stock*	$5,466,828	$—	$—	$5,466,828
Exchange-Traded Funds*	28,319,940	—	—	28,319,940
Short-Term Investments	1,733,948	—	—	1,733,948
Total	$35,520,716	$ —	$ —	$35,520,716

Quantitative Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange-Traded Funds*	$51,974,762	$—	$—	$51,974,762
Short-Term Investments	6,509,390	—	—	6,509,390
Total	$58,484,152	$ —	$ —	$58,484,152

AlphaGen Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Common Stock *	$6,117,369	$—	$—	$6,117,369
Exchange-Traded Funds *	35,392,414	—	—	35,392,414
Short-Term Investments	1,330,769	—	—	1,330,769
Total	$42,840,552	$ —	$ —	$42,840,552

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

During the year ended December 31, 2024, there were no transfers between any fair value levels in any of the Funds. The Funds did not hold any Level 3 securities during the period presented.

* For a detailed break-out of common stock and ETFs by industry or asset class, please refer to the Schedule of Investments.

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Under the terms of an investment advisory agreement between the Trust and the Adviser, with respect to the Funds (the “Advisory Agreement”), the Adviser, subject to the oversight of the Board, provides investment advice as it deems advisable and will furnish a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of each Fund. The Adviser delegates daily management of the Funds’ assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Funds, pays each sub-adviser.

The Advisory Agreement continues for an initial term of two years and is renewed annually thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2025, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of each Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Funds within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board on 60 days’ written notice to the Funds’ Adviser.

For the year ended December 31, 2024, the Adviser earned advisory fees, waived advisory fees and recouped expenses as follows:

	Advisory Fees Earned	Advisory Fees Waived	Expenses Recouped	Advisory Fees Payable
Income Fund	$360,856	$93,082	$—	$17,312
Growth Fund	406,625	85,431	—	29,753
Quantitative Fund	664,629	—	43,506	65,538
AlphaGen Fund	499,873	18,420	—	45,371

Advisory fees waived and/or expenses reimbursed that may be subject to potential recoupment by the Adviser are as follows:

Recoverable Through:	Income Fund	Growth Fund	Quantitative Fund	AlphaGen Fund
December 31, 2025	$102,311	$50,703	$51,927	$—
December 31, 2026	10,391	88,479	30,290	31,527
December 31, 2027	93,082	85,431	—	18,420

For the year ended December 31, 2024, the Growth Fund had portfolio trade errors where they oversold positions on April 2, 2024, causing losses of $756 to the Growth Fund. The Quantitative Fund oversold positions on February 15, 2024 and May 2, 2024, causing losses to the Quantitative Fund of $1,251 and $721, respectively. The AlphaGen Fund oversold positions on April 2, 2024, causing losses of $3,121 to the AlphaGen Fund. Each of the losses noted above was reimbursed by Heritage Capital Advisors, LLC .

Certain officers of the Funds are also employees or officers of the Adviser.

COMPLIANCE SERVICES:

Calfee Strategic Solutions (“Calfee”) served as the chief compliance officer of the Trust through January 31, 2024. Pine Advisor Solutions (“PINE”) serves as the chief compliance officer of the Trust beginning February 1, 2024. For the year ended December 31, 2024, Calfee earned $4,900 for its compliance services and PINE earned $80,024.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

ADMINISTRATION, TRANSFER AGENT AND FUND ACCOUNTANT:

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records. For the year ended December 31, 2024, M3Sixty earned fees of $546,245 pursuant to the ICSA.

Administration, transfer agent and fund accounting fees payable to M3Sixty as of December 31, 2024 are within the Statements of Assets and Liabilities as Due to administrator.

Certain officers of the Funds are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. The Adviser pays the Distributor customary fees pursuant to the Distribution Agreement. The Funds did not pay any fees to the Distributor during the year ended December 31, 2024.

The Distributor is an affiliate of M3Sixty.

5. SHAREHOLDER SERVICING FEES

Shareholder servicing fees may be made to financial intermediaries that provide shareholder or administrative services, or marketing support. Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. The Trust, on behalf of the Funds, has also adopted a Shareholder Services Plan (the “Shareholder Services Plan”) that allows each Fund to make payments to financial intermediaries and other service providers for shareholder servicing and maintenance of shareholder accounts that are held in omnibus or networked accounts or a similar arrangement with a financial intermediary. These shareholder servicing and maintenance fees may not exceed 0.15% per year of a Fund’s average daily net assets.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

For the year ended December 31, 2024, the Funds accrued the following shareholder service fees:

Shareholder Services Fees
Income Fund	$27,809
Growth Fund	30,854
Quantitative Fund	51,736
AlphaGen Fund	38,321

6. INVESTMENT TRANSACTIONS

For the year ended December 31, 2024 aggregate purchases and sales of investment securities (excluding U.S. Government obligations, short-term investments and derivatives) for the Funds were as follows:

	Purchases	Sales
Income Fund	$134,501,474	$146,402,201
Growth Fund	85,782,405	82,582,775
Quantitative Fund	148,227,328	135,868,556
AlphaGen Fund	144,659,855	137,433,632

There were no U.S. Government securities purchased or sold during the year by the Funds.

7. CAPITAL SHARE TRANSACTIONS

At December 31, 2024, there were unlimited shares authorized at no par value for the Funds. Transactions in capital for the year ended December 31, 2024, and the year ended December 31, 2023 were as follows:

Income Fund
Class I (a)	January 1, 2024 through December 31, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	922,374	$7,676,565	3,209,988	$27,671,367
Shares Reinvested	76,596	628,851	149,648	1,248,063
Shares Redeemed	(2,820,653)	(23,127,917)	(2,698,253)	(22,861,232)
Net Increase (Decrease)	(1,821,683)	$(14,822,501)	661,383	$6,058,198

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

Income Fund
Class A (a)	January 1, 2024 through December 31, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	1	$8
Shares Reinvested	—	—	—	—
Shares Redeemed	—	—	(453)	(3,811)
Net Decrease	—	$—	(452)	$(3,803)

Growth Fund
Class I	January 1, 2024 through December 31, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	1,067,105	$11,515,876	570,694	$5,054,861
Shares Reinvested	—	—	5,378	52,160
Shares Redeemed	(810,028)	(8,682,226)	(2,305,580)	(19,997,403)
Net Increase (Decrease)	257,077	$2,833,650	(1,729,508)	$(14,890,382)

Growth Fund
Class A	January 1, 2024 through December 31, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—
Shares Reinvested	—	—	—	—
Shares Redeemed	—	—	(122)	(1,131)
Net Decrease	—	$—	(122)	$(1,131)

Quantitative Fund
Class I	January 1, 2024 through December 31, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	2,169,219	$22,200,055	2,105,201	$17,949,848
Shares Reinvested	—	—	1,337	12,243
Shares Redeemed	(1,314,178)	(13,566,750)	(1,859,911)	(15,209,066)
Net Increase	855,041	$8,633,305	246,627	$2,753,025

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

AlphaGen Fund
Class I	January 1, 2024 through December 31, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	1,501,117	$15,233,724	626,116	$5,246,937
Shares Reinvested	386	4,321	7,922	73,279
Shares Redeemed	(1,058,283)	(10,845,860)	(2,879,815)	(23,743,773)
Net Increase (Decrease)	443,220	$4,392,185	(2,245,777)	$(18,423,557)

(a) On August 31, 2023, 334 of the Income Fund’s Class A shares, valued at $2,805, were exchanged for 336 of the Income Fund’s Class I shares.

8. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9. DISTRIBUTION TO SHAREHOLDERS AND TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2024, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Income Fund	$26,379,374	$455,883	$(302,799)	$153,084
Growth Fund	32,125,867	3,815,266	(420,417)	3,394,849
Quantitative Fund	51,696,665	7,165,028	(377,541)	6,787,487
AlphaGen Fund	41,799,719	1,771,705	(730,872)	1,040,833

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

As of December 31, 2024, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Book/Tax Differences	Unrealized Appreciation	Total Accumulated Earnings / (Deficit)
Income Fund	$13,533	$—	$(5,843,782)	$(168,895)	$153,084	$(5,846,060)
Growth Fund	—	—	(2,543,145)	—	3,394,849	851,704
Quantitative Fund	476,919	—	—	—	6,787,487	7,264,406
AlphaGen Fund	—	—	(855,677)	—	1,040,833	185,156

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2024, the Funds elected to defer post-October capital losses as follows:

Post-October Capital Losses Deferred
Income Fund	$(168,895)
Growth Fund	—
Quantitative Fund	—
AlphaGen Fund	—

In accordance with accounting pronouncements, the Funds may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. Permanent book and tax differences, primarily attributable to the reclassifications of net investment losses, capital losses and distributions in excess of accumulated earnings, resulted in reclassifications for the year ended December 31, 2024, as follows:

	Paid-In Capital	Accumulated Earnings
Income Fund	$—	$—
Growth Fund	(120,971)	120,971
Quantitative Fund	—	—
AlphaGen Fund	(137,782)	137,782

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of December 31, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Non-Expiring
Income Fund	$5,798,328	$45,454	$5,843,782
Growth Fund	2,387,289	155,856	2,543,145
Quantitative Fund	—	—	—
AlphaGen Fund	855,677	—	855,677

During the fiscal year ended December 31, 2024, the Income Fund did not utilize any capital loss carryforwards. The Growth Fund utilized $3,562,553 of capital loss carryforwards, the Quantitative Fund utilized $4,948,825 of capital loss carryforwards and the AlphaGen Fund utilized $7,998,948 of capital loss carryforwards.

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
Income Fund	$628,998	$—
Growth Fund	—	—
Quantitative Fund	—	—
AlphaGen Fund	4,321	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gains
Income Fund	$1,248,445	$—
Growth Fund	52,181	—
Quantitative Fund	12,247	—
AlphaGen Fund	73,279	—

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

10. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, Charles Schwab and Co., Inc. (formerly TD Ameritrade, Inc.) held approximately 100% of the voting securities of the Income Fund, 99% of the voting securities of the Growth Fund, 99% of the voting securities of the Quantitative Fund and 100% of the voting securities of the AlphaGen Fund and may be deemed to control the Funds.

11. MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

12. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs and Money Market Funds). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of December 31, 2024, none of the Funds had more than 25% of their net assets invested in one security.

13. SUBSEQUENT EVENTS

On February 7, 2025, a Special Meeting of Shareholders of the Trust (the “Special Meeting”) was held for the purpose of voting on the following proposals:

Proposal 1: To elect three Trustees to the Board, each holding office indefinitely or until his respective successor is duly elected and qualified.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2024

The total number of shares of the Funds present, in person or by proxy, represented approximately 41.45% of the Funds’ shares entitled to vote at the Special Meeting. The shareholders of the Funds voted to approve Proposal 1. The votes cast by the Funds’ shareholders with respect to Proposal 1 were as follows:

	For	Against	Abstain
Richard M. Curry	4,673,952	—	1,538,867
Michael Jones	4,676,251	—	1,536,568
Vivek K. Sarin	4,675,245	—	1,537,574

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no other events requiring disclosure or recognition.

14.  NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments required that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. Depending on the size of the fund, the rule will take effect about 24 to 36 months after its publication date. For funds with less than $1 billion in net assets, such as the Funds, the compliance date is June 11, 2026. Management has evaluated the amendments and is still in the process of determining whether or not the Funds will require any changes to their names or investment strategies.

During the year ended December 31, 2024, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds’ Adviser has been designated as the Funds’ Chief Operating Decision Maker (“CODM”), who is responsible for assessing the performance of a Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds’ Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of TFA Tactical Income Fund, Tactical Growth Allocation Fund,
TFA Quantitative Fund and TFA AlphaGen Growth Fund
and Board of Trustees of Tactical Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund and TFA AlphaGen Growth Fund (the “Funds”), each a series of Tactical Investment Series Trust, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of years in the two year in the period then ended, and the financial highlights for each of the two years in the period then ended and the year or period ended December 31, 2020, except for TFA AlphaGen Growth Fund which is for each of the two years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the years or periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights of the Funds for the years or periods ended December 31, 2022 and 2021 were audited by other auditors, whose report dated March 1, 2023, expressed an unqualified opinion.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

Tactical Funds

ADDITIONAL INFORMATION
DECEMBER 31, 2024 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Form N-PORTs are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-833-974-3787, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-833-974-3787. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 is available without charge, upon request by calling 1-833-974-3787 or referring to the SEC’s web site at www.sec.gov.

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Heritage Capital Advisors, LLC

Howard Capital Management, Inc.

Synergy Financial Management, LLC

Distributor

Matrix 360 Distributors, LLC

Transfer and Dividend Disbursing Agent

M3Sixty Administration, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

FinTech Law, LLC

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Fund Administrator

M3Sixty Administration, LLC

This report is provided for the general information of TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund and TFA AlphaGen Growth Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statement of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

At a meeting held on August 19, 2024 (the “Meeting”), the Board considered the renewal of the Advisory Agreement between the Trust and the Adviser concerning the Funds.

In making its decision, the Board considered information furnished throughout the year at regular Board meetings and information prepared or presented in connection with the annual renewal process, including information submitted to the Board in the Adviser’s presentations during the Meeting. The Board requested and was provided with information and reports that were included in the Meeting Materials relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Funds from the Adviser; (iii) periodic commentary on the Funds’ performance; (iv) presentations by the Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from counsel to the Independent Trustees that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors and types of information included in each factor that should be considered by the Board to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Funds, information on the Adviser’s profitability for its services to the Funds, Form ADV, information on investment advice and performance, information on the compliance program and history of the Adviser and its principals and affiliates, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; and (iii) possible conflicts of interest and benefits to be realized by the Adviser from its relationship with the Funds. The Trustees considered the Adviser’s services to the Funds and those provided by the Funds’ sub-advisers, including the Adviser’s oversight of the Funds’ sub-advisers.

The Trustees, all of whom are independent, considered guidance from counsel to the Independent Trustees and counsel to the Trust and their business judgment in evaluating the Advisory Agreement and were advised by their independent legal counsel throughout the process. The Trustees did not identify any particular information that was most relevant to their consideration of approving the Advisory Agreement. Each Trustee may have given different weight to the various factors. The Board considered various factors in its analysis, including those discussed in the summary below.

(1)The nature, extent, and quality of the Adviser’s services.

The Board considered the responsibilities of the Adviser under the Advisory Agreement for the Funds. The Board reviewed the services provided by the Adviser to the Funds, including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow assets and assist in the distribution of Funds’ shares. The Board considered the Adviser’s personnel and methods of operating; the education and experience of the Adviser’s staff and the new additions to its staff in the past year; and its compliance program. The Board also considered the Adviser’s processes for the due diligence review, selection, and oversight of sub-advisers, including enhancements to such processes recently implemented. The Board further considered the Adviser’s retention of an outside compliance consultant to assist the Adviser with its compliance program. The Board also considered the Adviser’s commitment to dedicating appropriate resources to support the Funds’ operations. After reviewing the preceding and further information from the Adviser, the Board concluded that the nature, extent, and quality of the services provided by the Adviser was satisfactory and adequate for the Funds.

(2)Investment Performance of the Funds and the Adviser.

The Board compared the performance of each Fund to its benchmark, comparable funds with similar objectives and size managed by other investment advisers (i.e., peer group), and Morningstar category averages over various periods, each ending June 30, 2024. The Board also considered the consistency of the Adviser’s management of each Fund with its investment objective and policies. The Board noted that the Adviser does not manage any accounts other than the Funds, but the performance of similar accounts managed by an affiliate of the Adviser was presented and reviewed and was determined to be reasonably comparable to the Funds’ performance.

For the Allocation Fund, the Board noted that it outperformed its benchmark for all periods; outperformed its peer group for the one-year period but underperformed for the three-, five-, and since inception periods; and outperformed its category average for the one-, three-, and since inception periods, only underperforming in the five-year period.

For the Income Fund, the Board noted that it underperformed its peer group and category averages for all periods. It outperformed its benchmark in the five-year and since inception periods but not the one- and three-year periods.

For the AlphaGen Fund, the Board noted that it outperformed its benchmark, peer group, and category average for all periods.

For the Quantitative Fund, the Board noted that it underperformed its benchmark for all periods; outperformed its peer group for the three-year period but underperformed for the one-year and since inception periods; and outperformed its category averages for the one- and three-year periods but not the since inception period.

The Board concluded that the investment performance information presented for the Funds was satisfactory, noting that the Funds had mixed performance during the periods.

(3)The costs of the services provided and profits realized by the Adviser from the relationship with the Funds.

The Board considered the Adviser’s staffing, personnel, and operating methods; the financial condition and resources of the Adviser and its level of commitment to the Funds; the Funds’ asset levels; and the Funds’ overall expenses. The Board considered the financial statements of the Adviser and the financial stability and productivity of the firm. The Board considered the Adviser’s strategic plans to manage costs related to its operations. The Board considered the fees and expenses of each Fund (including the management fee) relative to its category and peer group average as of June 30, 2024. The Board noted that the Funds’ management fee and gross net expense ratios were each higher than their respective peer group averages. The Board concluded that although the Funds were towards the higher end of their peer group and category, there were other funds in the marketplace with similar or higher fees, including funds with substantially more assets. As a result, the Board determined that the management fee and expense ratios were within a reasonable range.

The Board recognized that the Funds are generally smaller than most of their peers, which impacts the expense ratios of the Funds and the Adviser’s ability to provide breakpoints in its management fee. The Board considered that the Funds have not yet achieved economies of scale to offset their high operational expenses at this time. The Board noted that the Adviser has entered into an expense limitation agreement according to which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, to limit each Fund’s annual operating expenses (with industry-standard exceptions) through April 30, 2025. The Board also noted that the Adviser realizes a reasonable profit for managing the Funds. Following this analysis and upon further consideration and discussion of the preceding, the Board concluded that the fees paid to the Adviser by the Funds were fair and reasonable.

(4)The extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board considered the Funds’ fee arrangements with the Adviser. The Board determined that although the management fee stays the same as asset levels increase, the Funds’ shareholders benefit from the expense limitation arrangement for the Funds. The Board noted that while a breakpoint schedule in the Advisory Agreement could be beneficial, such a feature only benefits shareholders if the Funds’ assets were large enough to realize the effect of the breakpoint. The Board noted that lower expenses for the Funds’ shareholders are realized immediately with the expense limitation arrangements in place with the Adviser. The Board further noted that the Funds’ assets were at such levels that the expense limitation arrangement currently benefits the Funds’ shareholders. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale are not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Adviser.

The Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Adviser’s code of ethics. The Board considered the potential for conflicts of interest from the Adviser’s engagement of Heritage Capital Management, LLC (“Heritage”) as a sub-adviser to the Funds and its principals as consultants to the Adviser. The Board noted the controls that the Adviser and Heritage had established to address such conflicts. Based on the preceding, the Board determined that the Adviser’s standards and practices relating to identifying and mitigating possible conflicts of interest were satisfactory.

In considering the Agreement, the Board did not identify any single factor as controlling, and each trustee may have attributed different weights to the numerous factors. Based on all the information considered and the conclusions reached, the Board determined that approval of the Advisory Agreement was in the best interests of the Funds and their shareholders.

At a meeting held on August 19, 2024, following the presentation and review of the 15c materials by each Sub-Adviser, the Board considered the renewal of the sub-advisory agreement between the Adviser and each Sub-Adviser (each, a “Sub-Advisory Agreement” and, collectively, the “Sub-Advisory Agreements”), on behalf of the Funds.

Following the presentation and review of the 15c Materials by each Sub-Adviser, the Board considered the approval of the Sub-Advisory Agreements. In making its decision, the Board considered information furnished throughout the year at regular Board meetings and information prepared or presented in connection with the annual renewal process, including information submitted to the Board in each Sub-Adviser’s presentations during the Meeting. The Board requested, and both the Adviser and each Sub-Adviser provided information and reports that were included in the Meeting Materials relevant to the annual renewal of the Sub-Advisory Agreements, which included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies and other products; (2) comparative performance information; (3) the Sub-Adviser’s revenues, costs, and profitability of providing services to the Funds; and (4) information about the Sub-Adviser’s personnel and services, brokerage practices and compliance program.

The Trustees, all of whom are independent, considered guidance from counsel to the Independent Trustees and counsel to the Trust, and their own business judgment in evaluating the Sub-Advisory Agreements, and were advised by their independent legal counsel throughout the process. The Board considered various factors in its analysis, including those discussed in the summary below for each Sub-Adviser.

I.Renewal of the Investment Sub-Advisory Agreement between the Adviser and Heritage (the “Sub-Adviser” for this portion of the annual report) for the Funds.

(1)The nature, extent, and quality of the services to be provided by the Sub-Adviser.

The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement for the Funds. The Board reviewed the services provided by the Sub-Adviser including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations. The Board considered the Sub-Adviser’s experience and knowledge relating to managing a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s operations and compliance policies and procedures, financial condition, and resources. The Board also considered information provided regarding the Sub-Adviser’s trading and brokerage practices and compliance program. After reviewing the preceding and further information from the Sub-Adviser, the Board concluded that it was satisfied with the nature, extent, and quality of its services to the Funds under the Sub-Advisory Agreement.

(2)The costs of the services provided, and profits realized, by the Sub-Adviser from the relationship with the Funds.

The Board considered the financial information provided by the Sub-Adviser, including its profit margin as a sub-adviser. The Board considered that the Sub-Adviser represented that the combination of strategies and services provided to the Fund are bespoke to the Fund and, as such, are not provided to other clients. The Board considered the amount of the management fee retained by the Adviser compared to the sub-advisory fee paid to the Sub-Adviser for the various services it provides and concluded that it was reasonable and the result of an arm’s length negotiation between the two firms.

The Board recognized that the Sub-Adviser would earn a reasonable profit in exchange for the services it provides to the Funds. The Board noted that the Sub-Adviser is not responsible for waiving or reimbursing any fees under an expense limitation agreement, and it does not incur any distribution or marketing expenses related to the Funds. Based on its review, the Board concluded that the Sub-Adviser’s compensation and profitability from its relationship with the Funds are reasonable and not excessive.

(3)Investment Performance of the Funds and the Sub-Adviser.

The Board considered the Sub-Adviser’s performance in managing its portion of the Funds’ assets. The Board also considered that the Sub-Adviser is responsible for only part of the Funds’ portfolios and does not use comparable strategies with other accounts. The Board noted the Adviser’s assessment of the Sub-Adviser’s performance during the periods considered when renewing the Investment Advisory Agreement. Based on these considerations, the Board determined that the Sub-Adviser’s performance was satisfactory.

(4)The extent to which economies of scale would be realized if the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board noted that the Adviser pays the sub-advisory fee from the Adviser’s management fee. The Board noted that, although the sub-advisory fee would stay the same as asset levels increase, shareholders of the Funds benefit from the Adviser’s expense limitation arrangement for the Funds. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale are not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Sub-Adviser.

The Board noted that the Sub-Adviser identified no indirect benefits from its relationship with the Funds. Regarding the Sub-Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the investment and trading processes for the Funds; (iii) the method for bunching of portfolio securities transactions; (iv) the substance and administration of the Sub-Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board considered the conflict that exists from the Sub-Adviser providing consulting services to the Adviser, and the controls that the Adviser and Sub-Adviser had in place to address such conflicts. The Board determined that the Sub-Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

II.Renewal of the Investment Sub-Advisory Agreement between the Adviser and Howard (the “Sub-Adviser” for this portion of the annual report) for the Allocation Fund and the Quantitative Fund (collectively, the “Funds” for this portion of the annual report).

(1)The nature, extent, and quality of the services provided by the Sub-Adviser.

The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement for the Funds. The Board reviewed the services provided by the Sub-Adviser to the Funds including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations. The Board considered the Sub-Adviser’s experience and knowledge relating to managing a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s services provided to other investment products that use similar strategies. The Board also considered the Sub-Adviser’s operations and compliance policies and procedures, financial condition, and resources. The Board further considered information provided regarding the Sub-Adviser’s trading and brokerage practices and compliance program. After reviewing the preceding and further information from the Sub-Adviser, the Board concluded that it was satisfied with the nature, extent, and quality of the Sub-Adviser’s services to the Funds under the Sub-Advisory Agreement.

(2)The costs of the services provided, and profits realized, by Sub-Adviser from the relationship with the Funds.

The Board considered the financial information provided by Sub-Adviser, including its profit margin as a sub-adviser. The Board compared the sub-advisory fee paid by the Adviser to the advisory fees charged by the Sub-Adviser to manage comparable investment companies. The Board also considered whether the Sub-Adviser has the financial wherewithal to provide services to the Funds. The Board considered the amount of the management fee retained by the Adviser compared to the sub-advisory fee paid by the Adviser to the Sub-Adviser for the various services it provides and concluded that it was reasonable and the result of an arm’s length negotiation between the two firms. The Board noted that Sub-Adviser benefits from the sub-advisory experience it gains from its association with the Funds.

The Board recognized that the Sub-Adviser would earn reasonable profit in exchange for the services it provides to the Funds. The Board noted that the Sub-Adviser is not responsible for waiving or reimbursing any fees under an expense limitation agreement, and it does not incur any distribution or marketing expenses related to the Funds. Based on its review, the Board concluded that the Sub-Adviser’s compensation and profitability from its relationship with the Funds are reasonable and not excessive.

(3)Investment Performance of the Funds and the Sub-Adviser.

The Board considered the Sub-Adviser’s performance in managing its portion of the Funds’ assets. The Board also considered comparative performance relative to the other investment companies managed by the Sub-Adviser, noting that the Funds had outperformed two out of three of these investment companies for the year ended June 30, 2024. Based on these considerations, the Board determined that the information presented regarding the performance of the Sub-Adviser was satisfactory.

(4)The extent to which economies of scale would be realized if the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board noted that the Adviser pays the sub-advisory fee from the management fee that the Adviser receives from the Funds. The Board noted that the sub-advisory fee paid to the Sub-Adviser was lower than the rate it earns from other similar investment companies it manages. The Board noted that, although the sub-advisory fee would stay the same as asset levels increase, shareholders of the Funds benefit from the Adviser’s expense limitation arrangement for the Funds. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale are not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Sub-Adviser.

The Board noted that the Sub-Adviser benefits from the sub-advisory experience it gains from its association with the Funds. Regarding the Sub-Adviser’s potential conflicts of interest, including the management of similar investment companies, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the investment and trading processes for the Funds; (iii) the method for bunching of portfolio securities transactions; (iv) the substance and administration of the Sub-Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board determined that the Sub-Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

III.Renewal of the Investment Sub-Advisory Agreement between the Adviser and Synergy (the “Sub-Adviser” for this portion of the annual report) for the Income Fund and the Allocation Fund (collectively, the “Funds” for this portion of the annual report).

(1)The nature, extent, and quality of the services to be provided by the Sub-Adviser.

The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement for the Funds. The Board reviewed the services provided by the Sub-Adviser to the Funds including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations. The Board considered the Sub-Adviser’s experience and knowledge relating to managing a mutual fund, including its senior personnel’s professional experience and qualifications. In evaluating the quality of services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s operations and compliance policies and procedures, financial condition, and resources. After reviewing the preceding and further information from the Sub-Adviser, the Board concluded that it was satisfied with the nature, extent, and quality of its services to the Funds under the Sub-Advisory Agreement.

(2)The costs of the services provided, and profits realized, by the Sub-Adviser from the relationship with the Funds.

The Board considered the financial information provided by the Sub-Adviser, including its profit margin as a sub-adviser. The Board noted that the sub-advisory fee is lower than the Sub-Adviser’s customary management fee for investment management services. The Board also considered whether Sub-Adviser has the financial wherewithal to provide services to the Funds. The Board considered the amount of the management fee retained by TFA the Adviser compared to the sub-advisory fee paid by the Adviser to the Sub-Adviser for the various services it provides and concluded that it was reasonable and the result of an arm’s length negotiation between the two firms. The Board noted that the Sub-Adviser benefits from its association with the Funds by marketing itself as a sub-adviser.

The Board recognized that the Sub-Adviser would earn a reasonable profit in exchange for the services it provides to the Funds. The Board noted that the Sub-Adviser is not responsible for waiving or reimbursing any fees under an expense limitation agreement, and it does not incur any distribution or marketing expenses related to the Funds. Based on its review, the Board concluded that the Sub-Adviser’s compensation and profitability from its relationship with the Funds are reasonable and not excessive.

(3)Investment Performance of the Funds and the Sub-Adviser.

The Board considered the Sub-Adviser’s performance in managing its portion of the Funds’ assets. The Board also considered that the Sub-Adviser is responsible for only part of the Funds’ portfolios and does not use comparable strategies with other accounts. The Board noted that the Adviser reserves a portion of the Fund’s portfolio for the best-performing sub-adviser during the prior month and that the Sub-Adviser had received the additional allocation for 11 of the past 19 months. Based on these considerations, the Board determined that the information presented regarding the Sub-Adviser’s performance was satisfactory.

(4)The extent to which economies of scale would be realized if the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board noted that the Adviser pays the sub-advisory fee from the management fee. The Board noted that, although the sub-advisory fee would stay the same as asset levels increase, shareholders of the Funds benefit from the Adviser’s expense limitation arrangement for the Funds. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale are not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Sub-Adviser.

The Board noted that the Sub-Adviser benefits from its association with the Funds by marketing itself as a sub-adviser. Regarding the Sub-Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the investment and trading processes for the Funds; (iii) the method for block trading of portfolio securities transactions; (iv) the substance and administration of the Sub-Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board determined that the Sub-Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

In considering the Sub-Advisory Agreements, the Board did not identify any single factor as controlling, and each trustee may have attributed different weights to the numerous factors. Based on all the information considered and the conclusions reached, the Board determined that approval of the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies

ITEM 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies

ITEM 18.	RECOVERY ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time

ITEM 19.	EXHIBITS

(a)(1)    Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Investment Series Trust

/s/ Keith Schmidt
By Keith Schmidt
Principal Executive Officer/President

Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Keith Schmidt
By Keith Schmidt
Principal Executive Officer/President

Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer

Date: March 10, 2025